Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)		Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash flows from operating activities:
Profit for the year	₨ 97,713	$ 1,295		₨ 90,173	₨ 80,084
Adjustments to reconcile profit for the year to net cash generated from operating activities:
Gain on sale of property, plant and equipment and intangible assets, net	(11)		[1]	(309)	(334)
Depreciation, amortization and impairment	20,862	277		19,474	21,124
Unrealized exchange (gain)/ loss, net and exchange (gain)/ loss on borrowings	6,376	85		(546)	4,794
Share based compensation expense	1,262	17		1,938	1,347
Share of net profit /(loss) of associates accounted for using the equity method	(29)		[1]	43	11
Income tax expense	24,799	329		25,242	22,390
Dividend and interest (income)/expenses, net	(18,945)	(251)		(17,371)	(20,547)
Gain from sale of business and loss of control in subsidiary, net	(1,144)	(15)		(4,344)
Other non-cash items					4,405
Changes in operating assets and liabilities; net of effects from acquisitions
Trade receivables	(3,327)	(44)		1,392	(9,735)
Unbilled receivables and Contract assets	(3,561)	(47)		4,580	2,192
Inventories	2,085	28		(566)	545
Other assets	(80)	(1)		(6,909)	(170)
Trade payables, accrued expenses, other liabilities and provisions	(12,401)	(164)		20,844	4,499
Contract liabilities	(6,572)	(87)		7,824	1,733
Cash generated from operating activities before taxes	107,027	1,422		141,465	112,338
Income taxes paid, net	(6,384)	(85)		(25,149)	(28,105)
Net cash generated from operating activities	100,643	1,337		116,316	84,233
Cash flows from investing activities:
Purchase of property, plant and equipment	(23,497)	(312)		(22,781)	(21,870)
Proceeds from sale of property, plant and equipment	1,270	17		1,940	1,171
Purchase of investments	(1,178,247)	(15,629)		(930,614)	(782,475)
Proceeds from sale of investments	1,212,826	16,087		954,954	830,448
Proceeds from sale of hosted data center services business and loss of control in subsidiary, net of related expenses and cash				26,103
Payment for business acquisitions including deposits and escrow, net of cash acquired	(10,003)	(133)			(6,652)
Proceeds from sale of business	7,459	99
Interest received	23,837	316		20,163	14,347
Dividend received	367	5		361	609
Net cash generated in investing activities	34,012	450		50,126	35,578
Cash flows from financing activities:
Proceeds from issuance of equity shares/shares pending allotment	14		[1]	4	24
Repayment of loans and borrowings	(132,380)	(1,756)		(104,039)	(155,254)
Proceeds from loans and borrowings	106,342	1,411		65,161	144,271
Repayment of lease liabilities	(6,784)	(90)
Payment for deferred contingent consideration in respect of business combination				(265)	(164)
Payment for buy back of shares, including transaction cost	(105,311)	(1,397)			(110,312)
Interest paid	(4,601)	(61)		(4,796)	(3,123)
Payment of cash dividend (including dividend tax thereon)	(6,863)	(91)		(5,434)	(5,420)
Payment of cash dividend to Non-controlling interest	(1,415)	(19)
Net cash used in financing activities	(150,998)	(2,003)		(49,369)	(129,978)
Net increase/ (decrease) in cash and cash equivalents during the year	(16,343)	(216)		117,073	(10,167)
Effect of exchange rate changes on cash and cash equivalents	1,922	25		526	375
Cash and cash equivalents at the beginning of the year	158,525	2,103		40,926	50,718
Cash and cash equivalents at the end of the year (Note 11)	₨ 144,104	$ 1,912		₨ 158,525	₨ 40,926

[1]	Value is less than 1